Schedule of Investments (unaudited)
March 31, 2026
iShares U.S. Large Cap Premium Income Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.8%
General Dynamics Corp.	14,092	$ 4,836,656
General Electric Co.	11,207	3,180,210
HEICO Corp., Class A	762	160,851
Lockheed Martin Corp.	11,274	6,813,893
Northrop Grumman Corp.	5,945	4,055,917
RTX Corp.	24,805	4,784,884
		23,832,411
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	5,917	847,492
Automobile Components — 0.6%
BorgWarner, Inc.	73,158	3,969,553
Gentex Corp.	43,575	952,114
		4,921,667
Automobiles — 1.5%
Ford Motor Co.	56,658	653,834
Tesla, Inc.(a)	32,971	12,256,969
		12,910,803
Banks — 3.4%
Bank of America Corp.	118,564	5,779,995
Citigroup, Inc.	26,457	3,000,488
Citizens Financial Group, Inc.	32,745	1,963,718
Commerce Bancshares, Inc.	4,378	215,398
Huntington Bancshares, Inc.	98,213	1,537,033
JPMorgan Chase & Co.	29,424	8,655,364
KeyCorp	299,251	5,999,982
NU Holdings Ltd., Class A(a)	20,827	299,284
Popular, Inc.	9,574	1,284,544
		28,735,806
Beverages — 0.7%
Coca-Cola Co. (The)	78,455	5,966,503
Biotechnology — 2.7%
AbbVie, Inc.(b)	35,023	7,617,152
Amgen, Inc.	7,322	2,576,246
Exelixis, Inc.(a)	16,216	695,504
Gilead Sciences, Inc.	28,904	4,028,350
Natera, Inc.(a)	10,516	2,103,095
Neurocrine Biosciences, Inc.(a)	5,039	663,838
TG Therapeutics, Inc.(a)	6,625	220,083
Ultragenyx Pharmaceutical, Inc.(a)	21,090	441,836
United Therapeutics Corp.(a)	7,681	4,554,679
		22,900,783
Broadline Retail — 3.9%
Amazon.com, Inc.(a)(b)	149,650	31,167,606
Coupang, Inc., Class A(a)	13,222	249,631
MercadoLibre, Inc.(a)	788	1,362,468
		32,779,705
Capital Markets — 2.9%
Cboe Global Markets, Inc.	7,698	2,163,677
Charles Schwab Corp. (The)	86,066	8,088,483
CME Group, Inc., Class A(b)	29,315	8,658,185
Intercontinental Exchange, Inc.	33,545	5,275,958
T Rowe Price Group, Inc.	3,154	284,301
TPG, Inc., Class A	7,658	310,226
		24,780,830
Security	Shares	Value
Chemicals — 0.2%
Corteva, Inc.	16,622	$ 1,391,428
Solstice Advanced Materials, Inc.	5,566	423,906
		1,815,334
Commercial Services & Supplies — 0.8%
Cintas Corp.	20,951	3,543,652
Waste Management, Inc.	15,012	3,449,608
		6,993,260
Communications Equipment — 1.3%
Cisco Systems, Inc.	63,188	4,902,757
Motorola Solutions, Inc.	14,869	6,452,700
		11,355,457
Construction & Engineering — 0.7%
Comfort Systems U.S.A., Inc.	3,038	4,189,372
MasTec, Inc.(a)	5,469	1,759,596
		5,948,968
Construction Materials — 0.7%
Eagle Materials, Inc.	828	156,865
Vulcan Materials Co.	20,962	5,707,952
		5,864,817
Consumer Finance — 0.1%
OneMain Holdings, Inc.	14,045	751,267
Consumer Staples Distribution & Retail — 2.7%
Costco Wholesale Corp.	12,259	12,215,235
Walmart, Inc.	86,005	10,688,702
		22,903,937
Containers & Packaging — 0.1%
Crown Holdings, Inc.	7,775	779,444
Diversified Consumer Services — 0.0%
Duolingo, Inc., Class A(a)	1,822	179,595
Grand Canyon Education, Inc.(a)	1,049	178,361
		357,956
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc.	6,722	204,080
WP Carey, Inc.	5,381	365,693
		569,773
Diversified Telecommunication Services — 1.7%
AT&T Inc.(b)	199,671	5,788,462
Verizon Communications, Inc.	175,046	8,787,309
		14,575,771
Electric Utilities — 0.4%
OGE Energy Corp.	27,301	1,309,356
Portland General Electric Co.	42,407	2,237,817
		3,547,173
Electrical Equipment — 1.7%
Acuity, Inc.	622	174,297
AMETEK, Inc.	27,081	5,805,083
Eaton Corp. PLC	8,011	2,865,294
GE Vernova, Inc.	4,284	3,739,504
nVent Electric PLC	2,180	257,851
Rockwell Automation, Inc.	2,656	953,185
Vertiv Holdings Co., Class A	2,847	713,401
		14,508,615
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	48,503	6,128,354
TE Connectivity PLC	4,416	923,032
		7,051,386

Schedule of Investments (unaudited) (continued)
March 31, 2026
iShares U.S. Large Cap Premium Income Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment — 1.1%
Netflix, Inc.(a)	66,317	$ 6,376,380
Roku, Inc., Class A(a)	6,445	609,826
Spotify Technology SA(a)	1,236	599,349
Take-Two Interactive Software, Inc.(a)	6,344	1,252,940
Warner Music Group Corp., Class A	17,371	443,655
		9,282,150
Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B(a)	17,573	8,420,982
Visa, Inc., Class A	29,456	8,902,781
		17,323,763
Food Products — 1.2%
Campbell’s Co. (The)	36,840	820,427
General Mills, Inc.	108,264	4,029,586
Ingredion, Inc.	2,380	268,131
Mondelez International, Inc., Class A	47,505	2,738,188
Smithfield Foods, Inc.	7,164	200,377
Tyson Foods, Inc., Class A	33,122	2,122,126
		10,178,835
Ground Transportation — 0.6%
Landstar System, Inc.	1,479	237,099
Union Pacific Corp.	21,591	5,238,408
		5,475,507
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	38,428	3,945,403
Boston Scientific Corp.(a)	50,897	3,193,786
		7,139,189
Health Care Providers & Services — 2.7%
Cardinal Health, Inc.	43,295	9,148,666
Chemed Corp.	342	129,187
Encompass Health Corp.	1,377	133,197
McKesson Corp.	7,455	6,451,259
Quest Diagnostics, Inc.	7,398	1,449,860
UnitedHealth Group, Inc.	19,228	5,202,905
		22,515,074
Health Care REITs — 0.3%
Healthcare Realty Trust, Inc.	56,487	959,714
Ventas, Inc.	21,876	1,789,019
		2,748,733
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(a)	4,949	869,341
Hotels, Restaurants & Leisure — 2.7%
Airbnb, Inc., Class A(a)	19,852	2,506,910
Booking Holdings, Inc.	1,275	5,368,158
Chipotle Mexican Grill, Inc.(a)	48,059	1,538,369
Darden Restaurants, Inc.	6,854	1,343,658
McDonald’s Corp.	22,383	6,956,413
Planet Fitness, Inc., Class A(a)	2,507	186,471
Texas Roadhouse, Inc.	12,688	2,095,296
Vail Resorts, Inc.	5,394	692,158
Viking Holdings Ltd.(a)	20,253	1,488,190
Wyndham Hotels & Resorts, Inc.	4,269	346,771
		22,522,394
Household Products — 1.2%
Procter & Gamble Co. (The)	67,555	9,757,644
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	16,070	3,632,302
Industrial REITs — 0.0%
EastGroup Properties, Inc.	911	168,617
Security	Shares	Value
Insurance — 1.5%
American Financial Group, Inc.	32,920	$ 4,204,213
Hanover Insurance Group, Inc. (The)	1,478	256,212
Hartford Insurance Group, Inc. (The)	13,987	1,891,462
Travelers Cos., Inc. (The)	20,359	5,938,313
		12,290,200
Interactive Media & Services — 6.9%
Alphabet, Inc., Class A(b)	84,218	24,217,728
Alphabet, Inc., Class C, NVS	68,387	19,617,495
Meta Platforms, Inc., Class A	25,761	14,738,641
Pinterest, Inc., Class A(a)	14,378	263,692
		58,837,556
IT Services — 0.6%
Amdocs Ltd.	29,294	1,911,726
MongoDB, Inc., Class A(a)	935	228,860
VeriSign, Inc.	13,244	3,289,280
		5,429,866
Machinery — 0.7%
Caterpillar, Inc.	8,594	6,088,505
Media — 0.8%
Fox Corp., Class A, NVS	53,962	3,151,381
New York Times Co. (The), Class A	23,214	1,943,708
Trade Desk, Inc. (The), Class A(a)	13,747	311,920
Versant Media Group, Inc.(a)	39,509	1,462,623
		6,869,632
Metals & Mining — 0.7%
Alcoa Corp.	6,939	460,264
Freeport-McMoRan, Inc.	26,730	1,571,189
Newmont Corp.	34,063	3,687,320
Reliance, Inc.	434	131,901
		5,850,674
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AGNC Investment Corp.	263,213	2,640,026
Annaly Capital Management, Inc.	188,572	3,988,298
Rithm Capital Corp.	200,126	1,897,195
Starwood Property Trust, Inc.	100,250	1,726,305
		10,251,824
Multi-Utilities — 1.1%
CMS Energy Corp.	19,554	1,516,999
DTE Energy Co.	9,868	1,442,899
WEC Energy Group, Inc.	55,749	6,454,062
		9,413,960
Oil, Gas & Consumable Fuels — 3.7%
Cheniere Energy, Inc.	4,199	1,191,508
Chevron Corp.	62,571	12,945,940
EOG Resources, Inc.	21,721	3,140,205
Exxon Mobil Corp.	75,822	12,863,961
Williams Cos., Inc. (The)	21,990	1,600,432
		31,742,046
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	4,429	322,210
Pharmaceuticals — 4.4%
Axsome Therapeutics, Inc.(a)	1,577	266,545
Bristol-Myers Squibb Co.	97,054	5,886,325
Eli Lilly & Co.	8,725	8,024,993
Johnson & Johnson	71,828	17,557,636
Pfizer, Inc.	186,843	5,246,552
		36,982,051

Schedule of Investments (unaudited) (continued)
March 31, 2026
iShares U.S. Large Cap Premium Income Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs — 0.1%
Camden Property Trust	3,912	$ 382,046
Retail REITs — 0.0%
Agree Realty Corp.	2,743	206,767
Kimco Realty Corp.	1	23
		206,790
Semiconductors & Semiconductor Equipment — 13.2%
Advanced Micro Devices, Inc.(a)	23,402	4,760,669
Applied Materials, Inc.	10,916	3,730,980
Broadcom, Inc.	58,948	18,244,995
First Solar, Inc.(a)	2,559	504,788
Intel Corp.(a)	41,830	1,845,958
Lam Research Corp.	42,350	9,048,501
Marvell Technology, Inc.	14,903	1,476,142
Micron Technology, Inc.	18,032	6,091,931
NVIDIA Corp.(b)	334,252	58,293,549
QUALCOMM, Inc.	27,777	3,577,122
Skyworks Solutions, Inc.	27,149	1,453,829
Texas Instruments, Inc.	12,916	2,507,512
Universal Display Corp.	2,720	249,315
		111,785,291
Software — 8.3%
Adobe, Inc.(a)(b)	12,437	3,023,186
Autodesk, Inc.(a)	9,341	2,236,235
Check Point Software Technologies Ltd.(a)	4,027	575,257
Dolby Laboratories, Inc., Class A	10,674	641,081
Dropbox, Inc., Class A(a)	11,925	270,936
Dynatrace, Inc.(a)	25,957	959,890
Elastic NV(a)	10,671	533,443
Intuit, Inc.	5,065	2,190,005
Manhattan Associates, Inc.(a)	1,285	171,059
Microsoft Corp.(b)	123,931	45,875,538
Oracle Corp.	15,021	2,209,739
Palantir Technologies, Inc., Class A(a)	31,170	4,559,548
Salesforce, Inc.	21,549	4,022,552
SentinelOne, Inc., Class A(a)	11,866	152,834
ServiceNow, Inc.(a)	26,506	2,771,202
Zscaler, Inc.(a)	2,743	384,816
		70,577,321
Specialized REITs — 0.7%
CubeSmart	41,948	1,537,394
Millrose Properties, Inc., Class A	93,512	2,618,336
VICI Properties, Inc.	54,377	1,485,580
		5,641,310
Specialty Retail — 2.1%
AutoZone, Inc.(a)	527	1,780,090
Security	Shares	Value
Specialty Retail (continued)
Best Buy Co., Inc.	17,078	$ 1,096,407
O’Reilly Automotive, Inc.(a)	48,123	4,442,234
TJX Cos., Inc. (The)	67,601	10,795,880
		18,114,611
Technology Hardware, Storage & Peripherals — 5.9%
Apple Inc.(b)	193,681	49,154,301
Sandisk Corp.(a)	1,612	1,024,168
		50,178,469
Tobacco — 0.9%
Altria Group, Inc.	111,768	7,375,570
Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	723	191,826
Ferguson Enterprises, Inc.	892	208,068
		399,894
Wireless Telecommunication Services — 0.8%
Millicom International Cellular SA	33,199	2,487,933
T-Mobile U.S., Inc.	19,882	4,175,817
		6,663,750
Total Long-Term Investments — 96.7% (Cost: $783,633,356)		821,716,283
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	26,717,914	26,717,914
Total Short-Term Securities — 3.1% (Cost: $26,717,914)		26,717,914
Total Investments Before Options Written — 99.8% (Cost: $810,351,270)		848,434,197
Options Written — (0.4)% (Premiums Received: $(6,836,598))		(3,572,541)
Total Investments Net of Options Written — 99.4% (Cost: $803,514,672)		844,861,656
Other Assets Less Liabilities — 0.6%		5,081,624
Net Assets — 100.0%		$ 849,943,280

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
March 31, 2026
iShares U.S. Large Cap Premium Income Active ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 11,685,122	$ 15,032,792 (a)	$ —	$ —	$ —	$ 26,717,914	26,717,914	$ 154,274	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	223	06/18/26	$ 73,264	$ 620,218
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	125	04/02/26	USD	6,830.00	USD	81,607	$(932)
S&P 500 Index	126	04/10/26	USD	6,710.00	USD	82,259	(253,880)
S&P 500 Index	129	04/17/26	USD	6,615.00	USD	84,218	(1,013,112)
S&P 500 Index	131	04/24/26	USD	6,490.00	USD	85,524	(2,304,617)
							$(3,572,541)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
March 31, 2026
iShares U.S. Large Cap Premium Income Active ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 821,716,283	$ —	$ —	$ 821,716,283
Short-Term Securities
Money Market Funds	26,717,914	—	—	26,717,914
	$ 848,434,197	$ —	$ —	$ 848,434,197
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 620,218	$ —	$ —	$ 620,218
Liabilities
Equity Contracts	(3,572,541)	—	—	(3,572,541)
	$ (2,952,323)	$ —	$ —	$ (2,952,323)

(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust